DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
Disclosure of discontinued operations [Abstract]
DISCONTINUED OPERATIONS
13 DISCONTINUED OPERATIONS
The Group completed the sale of the Scottish Widows Group to its ultimate holding company, Lloyds Banking Group plc, in May 2018. Scottish Widows represented the entirety of the Group’s insurance business and consequently these operations were classified as discontinued and the profit after tax from these activities reported as a single line on the Group’s income statement.
In order to fairly reflect the results and financial position of the Group’s continuing operations and its discontinued operations, transactions that the continuing operations had with the discontinued operations were reported on the relevant line in the Group’s income statement, with the matching transaction similarly reported in the discontinued operations income statement. All such transactions fully eliminated within the Group’s statutory consolidation and there was no net impact on profit before tax.
The results of the discontinued operations in 2018 were as follows:

2018
£ million
Interest and similar income	14
Interest and similar expense	(3)
Net interest income	11
Fee and commission income	106
Fee and commission expense	(180)
Net fee and commission income	(74)
Net trading income (see (a) below)	(790)
Insurance premium income (see (b) below)	2,714
Other operating income	205
Other income	2,055
Total income	2,066
Insurance claims (see (c) below)	(1,363)
Total income, net of insurance claims	703
Operating expenses	(333)
Profit on disposal of the discontinued operations	1,010
Profit before tax	1,380
Taxation	(66)
Profit after tax from discontinued operations	1,314
(a)Net trading income

2018
£m
Foreign exchange translation gains	31
Gains on foreign exchange trading transactions	—
Total foreign exchange	31
Investment property gains	45
Securities and other gains (see below)	(866)
Net trading income	(790)
Securities and other gains comprised net gains arising on assets and liabilities held at fair value through profit or loss and for trading as follows:

2018
£m
Net income arising on assets designated at fair value through profit or loss:
Debt securities, loans and advances	(426)
Equity shares	(535)
Total net gains arising on assets designated at fair value through profit or loss	(961)
Net gains on financial instruments held for trading	95
Securities and other gains	(866)
(b)Insurance premium income

2018
£m
Life insurance
Gross premiums:
Life and pensions	2,198
Annuities	366
2,564
Ceded reinsurance premiums	(73)
Net earned premiums	2,491
Non-life insurance
Net earned premiums	223
Total net earned premiums	2,714
(c)Insurance claims

2018
Insurance claims comprise:	£m
Life insurance and participating investment contracts
Claims and surrenders	(2,788)
Change in insurance and participating investment contracts	1,533
Change in non-participating investment contracts	(73)
(1,328)
Reinsurers’ share	86
(1,242)
Change in unallocated surplus	14
Total life insurance and participating investment contracts	(1,228)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(135)
Total insurance claims	(1,363)

Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:
Deaths	(267)
Maturities	(393)
Surrenders	(1,734)
Annuities	(336)
Other	(58)
Total life insurance gross claims and surrenders	(2,788)
The impact of the discontinued operations on the Group’s cash flow statements was as follows:

2018
£m
Net cash used in operating activities	(1,715)
Net cash from investing activities	60
Net cash used in financing activities	(682)
Change in cash and cash equivalents	(2,337)